UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      WealthTrust Arizona

Address:   8434 E. Shea Boulevard
           Scottsdale, AZ  85260


Form 13F File Number:  028-12709


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Lisa S. Valentine
Title:  Portfolio Operations Manager
Phone:  615-297-9608

Signature,  Place,  and  Date  of  Signing:

/s/ Lisa S. Valentine              Nashville, TN                      11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:  $        84665
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AE Biofuels Inc                COM              00101P102        2    42000 SH       Sole                                      42000
AT&T Incorporated              COM              00206R102      303    10619 SH       Sole                                      10619
American Tower Corporation     COM              029912201      987    19257 SH       Sole                                      19257
Apple Inc.                     COM              037833100      398     1405 SH       Sole                                       1405
BHP Billiton Plc ADR           COM              05545E209      341     5346 SH       Sole                                       5346
Berkshire Hathaway Inc. Class  COM              084670702      267     3237 SH       Sole                                       3237
Boeing Company                 COM              097023105      623     9364 SH       Sole                                       9364
BorgWarner Inc.                COM              099724106      353     6727 SH       Sole                                       6727
C.H. Robinson Worldwide, Inc.  COM              12541W209      406     5811 SH       Sole                                       5811
Capstone Turbine Corp          COM              14067D102        8    11000 SH       Sole                                      11000
Caterpillar Inc.               COM              149123101     1531    19466 SH       Sole                                      19466
Chevron Corporation            COM              166764100     1419    17519 SH       Sole                                      17519
Coca-Cola Company              COM              191216100      409     7000 SH       Sole                                       7000
Coca-Cola Enterprises Inc.     COM              19122T109      268     8658 SH       Sole                                       8658
ConocoPhillips                 COM              20825C104      428     7469 SH       Sole                                       7469
Eastbridge Invt Gp             COM              276050101     1057 19232857 SH       Sole                                   19232857
Ecolab Incorporated            COM              278865100      663    13072 SH       Sole                                      13072
Exxon Mobil Corporation        COM              30231G102     1531    24787 SH       Sole                                      24787
                                                                12      200 SH  CALL Sole                                        200
General Electric Company       COM              369604103      210    12950 SH       Sole                                      12950
Goldman Sachs Group, Inc.      COM              38141G104      747     5171 SH       Sole                                       5171
Halliburton Company            COM              406216101      334    10109 SH       Sole                                      10109
Home Depot, Inc.               COM              437076102      332    10500 SH       Sole                                      10500
Honeywell International Incorp COM              438516106     1021    23242 SH       Sole                                      23242
ITC Hldgs Corp Com             COM              465685105      536     8613 SH       Sole                                       8613
Intel Corporation              COM              458140100      604    31481 SH       Sole                                      31481
International Business Machine COM              459200101     1361    10153 SH       Sole                                      10153
J.B. Hunt Transport Services,  COM              445658107      309     8912 SH       Sole                                       8912
JPMorgan Chase & Co.           COM              46625H100      974    25613 SH       Sole                                      25613
Johnson & Johnson              COM              478160104      640    10335 SH       Sole                                      10335
McDonald's Corporation         COM              580135101      547     7345 SH       Sole                                       7345
McKesson Corporation           COM              58155Q103      370     6000 SH       Sole                                       6000
Mead Johnson Nutri Co Com      COM              582839106      420     7385 SH       Sole                                       7385
Merck & Company Inc.           COM              58933y105      219     5965 SH       Sole                                       5965
Microsoft Corporation          COM              594918104      976    39876 SH       Sole                                      39876
Motorola, Inc.                 COM              620076109      441    51795 SH       Sole                                      51795
NIKE, Inc. Class B             COM              654106103      350     4368 SH       Sole                                       4368
NextEra Energy, Inc            COM              65339F101      628    11551 SH       Sole                                      11551
Norfolk Southern Corporation   COM              655844108      443     7460 SH       Sole                                       7460
Occidental Petroleum Corporati COM              674599105      666     8515 SH       Sole                                       8515
Oracle Corporation             COM              68389X105      519    19360 SH       Sole                                      19360
Pall Corporation               COM              696429307      350     8419 SH       Sole                                       8419
PartnerRe Ltd.                 COM              G6852T105      505     6310 SH       Sole                                       6310
PepsiCo                        COM              713448108      372     5614 SH       Sole                                       5614
Pfizer Inc.                    COM              717081103      230    13453 SH       Sole                                      13453
Philip Morris International In COM              718172109      900    16067 SH       Sole                                      16067
Praxair, Inc.                  COM              74005P104      340     3767 SH       Sole                                       3767
Procter & Gamble Company       COM              742718109      713    11904 SH       Sole                                      11904
Range Res Corp                 COM              75281A109      484    12714 SH       Sole                                      12714
Raytheon Company               COM              755111507      222     4874 SH       Sole                                       4874
Renovo Group Plc Shs           COM              G7491A101        4    10300 SH       Sole                                      10300
Rovi Corp                      COM              779376102      275     5472 SH       Sole                                       5472
Schlumberger Limited           COM              806857108      454     7374 SH       Sole                                       7374
Sirius XM Radio Inc.           COM              82967N108       21    18125 SH       Sole                                      18125
Southwest Airlines Co.         COM              844741108      146    11221 SH       Sole                                      11221
Suncor Energy Inc.             COM              867229106      474    14574 SH       Sole                                      14574
Teekay Shipping Marshall Isl   COM              Y8564W103      525    19658 SH       Sole                                      19658
Trueblue Inc.                  COM              89785X101      207    15187 SH       Sole                                      15187
United Parcel Service Incorpor COM              911312106      728    10917 SH       Sole                                      10917
Vanguard Total Stock Market VI COM              922908769      391     6714 SH       Sole                                       6714
Verisk Analytics Inc. Cl A     COM              92345Y106      589    21043 SH       Sole                                      21043
Visa Inc.                      COM              92826C839      820    11047 SH       Sole                                      11047
Wal-Mart De Mexico SA De Cv Cl COM              P98180105      169    67132 SH       Sole                                      67132
Walgreen Company               COM              931422109      325     9705 SH       Sole                                       9705
eBay Inc.                      COM              278642103      633    25980 SH       Sole                                      25980
iShares COMEX Gold Trust       COM              464285105      130    10209 SH       Sole                                      10209
Artisan Mid Cap Value Fund     COM              04314H709     8599   455976 SH       Sole                                     455976
Eaton Vance Large Cap Value Fu COM              277905808     9142   551059 SH       Sole                                     551059
Fairholme Fund                 COM              304871106     6062   185049 SH       Sole                                     185049
Powershares QQQ Trust Unit Ser COM              631100104      248     5070 SH       Sole                                       5070
Stadion Invt Tr Stdn Mng Ptf A COM              85235B103     3633   376480 SH       Sole                                     376480
Vanguard Specialized Div App E COM              921908844      208     4275 SH       Sole                                       4275
iShares Russell 1000 Growth In COM              464287614     1816    35365 SH       Sole                                      35365
iShares Russell 1000 Value Ind COM              464287598     1219    20667 SH       Sole                                      20667
iShares Russell 2000 Index     COM              464287655      386     5724 SH       Sole                                       5724
iShares S&P 500 Index          COM              464287200      775     6776 SH       Sole                                       6776
iShares S&P MidCap 400 Index   COM              464287507      615     7689 SH       Sole                                       7689
Blackrock Glb Allo Fd Instl Cl COM              09251T509     5225   280952 SH       Sole                                     280952
Blackrock Global Allocation Cl COM              09251T103     3181   171778 SH       Sole                                     171778
Columbia Acorn International F COM              197199813     2285    60132 SH       Sole                                      60132
MSCI Pacific ex-Japan Index Fu COM              464286665      946    21374 SH       Sole                                      21374
Vanguard Intl Eqty Idx Allwrld COM              922042775     3581    78880 SH       Sole                                      78880
Vanguard Intl Eqty Idx Ftse Sm COM              922042718      895     9762 SH       Sole                                       9762
iShares MSCI AC Asia Ex Japan  COM              464288182     1061    17541 SH       Sole                                      17541
iShares MSCI Emerging Markets  COM              464287234     1128    25212 SH       Sole                                      25212